--------------------------------------------------------
COLONIAL INTERMARKET INCOME TRUST I    SEMIANNUAL REPORT
--------------------------------------------------------

MAY 31, 2001

[graphic omitted]

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

During the past six months, bond markets experienced mixed performance. US high yield bonds started the period strong. However, fears of recession caused investors to shift to more defensive investments in March and April, and high yield bonds suffered as a result. Both the US and foreign government bond markets benefited from lower interest rates, as monetary policymakers attempted to stimulate economic activity.

By investing in three diverse markets (US government bonds, high yield corporate bonds and foreign government bonds), Colonial InterMarket Income Trust I pursues opportunities across bond markets and seeks to reduce the risks of investing in an individual sector. During this six-month period, for example, relative strength in the US and foreign government markets helped to compensate for lagging performance in the US high yield market.

The following report will provide you with more detailed information about the fund's performance and the strategies used by portfolio manager Laura Ostrander. As always, we thank you for choosing Colonial InterMarket Income Trust I and for giving us the opportunity to serve your investment needs.

     Respectfully,

 /s/ Stephen E. Gibson


     Stephen E. Gibson
     President
     July 12, 2001

----------------------------
NOT FDIC   MAY LOSE VALUE
INSURED    NO BANK GUARANTEE
----------------------------

Because economic and market conditions change, there can be no assurance that the trends described in this report will continue or come to pass.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

For the six months ended May 31, 2001, Colonial InterMarket Income Trust I performed well, delivering a total return of 4.65% at NAV. While we are pleased with this return, the fund did underperform its benchmark, the Lipper General Bond Funds Category Average, which returned 5.02% for the same period. The fund's underperformance was a result of its relative overweighting in the sluggish high yield sector, while the index is composed of higher quality bonds, which performed better during this period.

At the beginning of the period, we expected aggressive interest rate cuts, and we positioned the fund to take advantage of this easing policy. Over the course of the six-month period, the US Federal Reserve Board (the Fed) did, in fact, lower short-term interest rates five times for a total of 2.5%. This had a generally positive impact on the domestic bond market, as bond yields fell and prices rose. Foreign banks in Europe, Canada, the United Kingdom, New Zealand, Australia and Japan also eased their monetary policy to stimulate economic activity, but none as aggressively as the Fed. Unfortunately, non-dollar denominated bonds in the portfolio were hurt by the strength of the US dollar during the period.

We believe the Fed is extremely sensitive to growth at this time, and going forward, we expect to see at least one more interest rate cut. Fed actions work with a long lag, so the tone of economic data may be weak through the third quarter. While economic growth may show signs of accelerating in the fourth quarter of this year, we expect most of the benefit from the Fed's easing to emerge in 2002. We are structuring the portfolio to take advantage of these conditions.

/s/ Laura Ostrander

LAURA OSTRANDER is a senior vice president of Colonial Management Associates, Inc., and portfolio manager of the fund.

Fixed income investing offers attractive income and total return opportunities, but also involves certain risks. The value and return of your investment may fluctuate as a result of changes in interest rates, the financial strength of issuers of lower-rated bonds, foreign and domestic political and economic developments and changes in currency exchange rates.

SIX-MONTH CUMULATIVE TOTAL RETURNS,
ASSUMING REINVESTMENT OF ALL
DISTRIBUTIONS FOR THE PERIOD ENDED
5/31/01 (%)

NAV                            4.65
-----------------------------------
MARKET PRICE                  15.70
-----------------------------------

DISTRIBUTIONS DECLARED
PER COMMON SHARE,
12/1/00 - 5/31/01            $0.435
-----------------------------------

Price per share as of 5/31/01 ($)

NAV                            9.11
-----------------------------------
MARKET PRICE                   8.75
-----------------------------------

SECURITIES BREAKDOWN
AS OF 5/31/01 (%)

CORPORATE BONDS                37.3
-----------------------------------
U.S. GOVERNMENT NOTES/
BONDS & AGENCY                 26.6
-----------------------------------
FOREIGN GOVERNMENT
NOTES/BONDS                    26.3
-----------------------------------
CASH EQUIVALENTS                6.1
-----------------------------------
OTHER                           3.7
-----------------------------------

TOP FIVE FOREIGN COUNTRIES
AS OF 5/31/01 (%)

RUSSIA                          3.3
-----------------------------------
MEXICO                          3.0
-----------------------------------
UNITED KINGDOM                  2.3
-----------------------------------
NORWAY                          2.2
-----------------------------------
FRANCE                          2.0
-----------------------------------

Securities breakdowns are calculated as a percentage of net assets. Country breakdowns are calculated as a percentage of total investments. Because the trust is actively managed, there can be no guarantee the trust will continue to maintain these securities or country weightings in the future.

--------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------

May 31, 2001 (Unaudited)

BONDS & NOTES - 90.2%                                   PAR          VALUE
--------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - 37.3%
CONSTRUCTION - 0.3%
BUILDING CONSTRUCTION - 0.3%
Atrium Companies, Inc.,
  10.500% 05/01/09                             $    300,000   $    261,000
                                                              ------------

--------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 1.2%
DEPOSITORY INSTITUTIONS - 0.9%
Beverly Enterprises, Inc.,
  9.000% 02/15/06                                   550,000        555,500
Sovereign Bancorp, Inc.,
  10.500% 11/15/06                                  350,000        388,220
                                                              ------------
                                                                   943,720
                                                              ------------
FINANCIAL SERVICES - 0.2%
Alamosa Delaware, Inc.,
  12.500% 02/01/11 (a)                              175,000        172,812
                                                              ------------
INSURANCE CARRIERS - 0.1%
AT&T Wireless Group,
  7.875% 03/01/11 (a)                                60,000         60,487
                                                              ------------

--------------------------------------------------------------------------
MANUFACTURING - 11.8%
CHEMICALS & ALLIED PRODUCTS - 2.2%
Agricultural Minerals Co., LP,
  10.750% 09/30/03                                  120,000        103,200
Huntsman ICI Holdings LLC,
  (b) 12/31/09                                    1,210,000        375,100
HydroChem Industrial Services, Inc.,
  10.375% 08/01/07                                  490,000        382,200
Lyondell Chemical Co.,
  10.875% 05/01/09                                  150,000        153,750
Messer Griesheim Holding,
  10.375% 06/01/11                                  350,000        308,017
PCI Chemicals Canada, Inc.,
  9.250% 10/15/07 (c)                               575,000        209,875
Sterling Chemicals, Inc.,
  11.750% 08/15/06                                  500,000        100,000
Terra Industries, Inc.,
  10.500% 06/15/05                                  365,000        308,425
Texas Petrochemical Corp.,
  11.125% 07/01/06                                  315,000        277,988
                                                              ------------
                                                                 2,218,555
                                                              ------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 1.2%
Avist Corp.,
  9.750% 06/01/08 (a)                               100,000        106,000
Amphenol Corp.,
  9.875% 05/15/07                                   150,000        157,500
Ekabel Hessen GmbH,
  14.500% 09/01/10 (a)                              225,000        221,625
Flextronics International Ltd.,
  9.875% 07/01/10                                   200,000        205,500
TransDigm, Inc.,
  10.375% 12/01/08                                  500,000        485,000
                                                              ------------
                                                                 1,175,625
                                                              ------------
FABRICATED METAL - 0.2%
Euramax International, PLC.,
  11.250% 10/01/06                                  210,000        161,700
                                                              ------------
FOOD & KINDRED PRODUCTS - 0.5%
Premier International Foods, PLC,
  12.000% 09/01/09                                  500,000        510,000
                                                              ------------
FURNITURE & FIXTURES - 0.2%
Juno Lighting, Inc.,
  11.875% 07/01/09                                  190,000        180,500
                                                              ------------
LUMBER & WOOD PRODUCTS - 0.1%
Georgia Pacific Corp.,
  8.125% 05/15/11                                    75,000         76,384
                                                              ------------
MACHINERY & COMPUTER EQUIPMENT - 0.5%
Flowserve Corp.,
  12.250% 08/15/10                                  175,000        189,000
Sequa Corp.,
  8.875% 04/01/08 (a)                                80,000         81,400
Tritel PCS, Inc.,
  stepped coupon,
  (12.750% 05/15/04)
  (d) 05/15/09                                       60,000         41,400
  10.375% 01/15/11 (a)                              230,000        223,100
                                                              ------------
                                                                   534,900
                                                              ------------
MEASURING & ANALYZING INSTRUMENTS - 0.1%
Envirosource, Inc.,
  9.750% 06/15/03                                   450,000         90,000
                                                              ------------
MISCELLANEOUS MANUFACTURING - 2.6%
Actuant Corp.,
  13.000% 05/01/09                                  120,000        120,600
Blount, Inc.,
  13.000% 08/01/09                                  380,000        222,300
Eagle-Picher Industries, Inc.,
  9.375% 03/01/08                                   195,000        130,650
Insight Communication,
  stepped coupon,
  (12.250% 02/15/06)
  (d) 02/15/11 (a)                                  275,000        157,438
ISG Resources, Inc.,
  10.000% 04/15/08                                  250,000        127,500
Koppers Industries, Inc.,
  9.875% 12/01/07                                   350,000        341,250
Newcor, Inc.,
  9.875% 03/01/08                                   900,000        207,000
Owens-Illinois, Inc.:
  7.500% 05/15/10                                   500,000        405,000
  8.100% 05/15/07                                    50,000         41,750
Polymer Group, Inc.,
  9.000% 07/01/07                                   285,000        119,700
Special Devices, Inc.,
  11.375% 12/15/08                                  175,000         78,750
Tekni-Plex, Inc.,
  12.750% 06/15/10                                  395,000        312,050
Thermadyne Holdings Corp.,
  9.875% 06/01/08 (c)                               400,000        120,000
Werner Holding Co.,
  10.000% 11/15/07                                  250,000        241,250
                                                              ------------
                                                                 2,625,238
                                                              ------------
PAPER PRODUCTS - 1.9%
Corp. Durango SA,
  13.125% 08/01/06                                  195,000        194,512
Gaylord Container Corp.,
  9.750% 06/15/07                                 1,000,000        700,000
Riverwood International Corp.,
  10.875% 04/01/08                                  765,000        743,963
Stone Container Corp.:
  9.250% 02/01/08 (a)                                50,000         51,625
  9.750% 02/01/11 (a)                               100,000        104,250
Tembec Industries, Inc.,
  8.500% 02/01/11                                   100,000        103,500
                                                              ------------
                                                                 1,897,850
                                                              ------------
PETROLEUM REFINING - 0.2%
Benton Oil & Gas Co.:
  9.375% 11/01/07                                   290,000        188,500
  11.625% 05/01/03                                   25,000         18,000
                                                              ------------
                                                                   206,500
                                                              ------------
PRIMARY METAL - 1.1%
Bayou Steel Corp.,
  9.500% 05/15/08                                   500,000        285,000
Kaiser Aluminum & Chemcial Corp.:
  9.875% 02/15/02                                   250,000        247,500
  12.750% 02/01/03                                  165,000        148,500
Keystone Consolidated Industries, Inc.,
  9.625% 08/01/07                                   485,000         82,450
WCI Steel, Inc.,
  10.000% 12/01/04                                  420,000        283,500
Wheeling-Pittsburgh Corp.,
  9.250% 11/15/07 (c)                               500,000         15,000
                                                              ------------
                                                                 1,061,950
                                                              ------------
PRINTING & PUBLISHING - 0.2%
Cable Satisfaction International, Inc.,
  12.750% 03/01/10                                  355,000        230,750
                                                              ------------
RUBBER & PLASTIC - 0.2%
Burke Industries, Inc.,
  10.000% 08/15/07                                  145,000         26,100
Metromedia Fiber Network, Inc.,
  10.000% 12/15/09                                  350,000        196,000
                                                              ------------
                                                                   222,100
                                                              ------------
STONE, CLAY, GLASS & CONCRETE - 0.2%
Anchor Gaming,
  9.875% 10/15/08                                   150,000        160,500
                                                              ------------
TRANSPORTATION EQUIPMENT - 0.4%
BE Aerospace, Inc.,
  8.875% 05/01/11 (a)                               120,000        120,600
Collins & Aikman Products Co.,
  11.500% 04/15/06                                  100,000         96,500
LDM Technologies, Inc.,
  10.750% 01/15/07                                  275,000        159,500
                                                              ------------
                                                                   376,600
                                                              ------------
MINING & ENERGY - 3.9%
GOLD & SILVER MINING - 0.1%
Callahan Nordrhein-Westfalen GmbH,
  14.000% 07/15/10 (a)                              145,000        146,450
                                                              ------------
OIL & GAS EXTRACTION - 3.2%
HS Resources, Inc.,
  9.250% 11/15/06                                   230,000        243,800
Magnum Hunter Resources, Inc.,
  10.000% 06/01/07                                  320,000        323,600
Mariner Energy, Inc.,
  10.500% 08/01/06                                  260,000        259,025
Pemex Project Funding Master Trust,
  9.125% 10/13/10                                 1,315,000      1,347,875
Petsec Energy, Inc.,
  9.500% 06/15/07 (c)                               750,000         22,500
Pogo Producing Co.,
  8.250% 04/15/11                                   550,000        562,375
Vintage Petroleum, Inc.,
  9.750% 06/30/09                                   450,000        490,500
                                                              ------------
                                                                 3,249,675
                                                              ------------
OIL & GAS FIELD SERVICES - 0.6%
Magellan Health Services, Inc.:
  9.000% 02/15/08                                   525,000        496,125
  9.375% 11/15/07 (a)                               145,000        147,175
                                                              ------------
                                                                   643,300
                                                              ------------

--------------------------------------------------------------------------
RETAIL TRADE - 0.2%
FOOD STORES - 0.2%
Partner Communications Co., Ltd.,
  13.000% 08/15/10                                  205,000        184,500
                                                              ------------

--------------------------------------------------------------------------
SERVICES - 4.5%
AMUSEMENT & RECREATION - 2.3%
Ameristar Casinos, Inc.,
  10.750% 02/15/09 (a)                              150,000        155,250
Coast Hotels & Casinos, Inc.,
  9.500% 04/01/09                                   420,000        432,600
Hollywood Casino Corp.,
  11.250% 05/01/07                                  400,000        432,000
Hollywood Casino Shreveport,
  13.000% 08/01/06                                  350,000        381,500
Hollywood Park, Inc.,
  9.500% 08/01/07                                   225,000        225,000
Horseshoe Gaming, LLC,
  9.375% 06/15/07                                   350,000        371,000
Penn National Gaming, Inc.,
  11.125% 03/01/08                                  200,000        208,500
Six Flags, Inc.,
  9.500% 02/01/09 (a)                               100,000        102,875
                                                              ------------
                                                                 2,308,725
                                                              ------------
HEALTH SERVICES - 1.5%
Alliance Imaging,
  10.375% 04/15/11 (a)                              215,000        221,987
Bio-Rad Laboratories, Inc.,
  11.625% 02/15/07                                  215,000        232,200
Dynacare, Inc.,
  10.750% 01/15/06                                  180,000        180,000
InSight Health Services Corp.,
  9.625% 06/15/08                                   100,000        100,000
Tenet Healthcare Corp.:
  8.625% 01/15/07                                   575,000        600,875
  9.250% 09/01/10                                   125,000        142,500
                                                              ------------
                                                                 1,477,562
                                                              ------------

HOTELS, CAMPS & LODGING - 0.5%
MGM Mirage, Inc.,
  8.500% 09/15/10                                   190,000        197,712
Mandalay Resort Group,
  10.250% 08/01/07                                  285,000        302,100
                                                              ------------
                                                                   499,812
                                                              ------------

OTHER SERVICES - 0.2%
Intertek Finance, PLC,
  10.250% 11/01/06                                  330,000        254,925
                                                              ------------

--------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 15.4%
AIR TRANSPORTATION - 0.6%
U.S. Air, Inc.,
  10.375% 03/01/13                                  590,000        584,100
                                                              ------------
BROADCASTING - 1.2%
Allbritton Communications Co.,
  9.750% 11/30/07                                   230,000        237,475
Cumulus Media, Inc.,
  10.375% 07/01/08                                   75,000         74,625
LIN Holdings Corp.,
  stepped coupon,
  (10.000% 03/01/03)
  (d) 03/01/08                                      255,000        201,450
SBA Communication Corp.,
  10.250% 02/01/09 (a)                              175,000        171,500
Sinclair Broadcast Group, Inc.:
  9.000% 07/15/07                                    50,000         47,750
  10.000% 09/30/05                                  170,000        171,700
TV Azteca SA,
  10.500% 02/15/07                                  300,000        286,500
                                                              ------------
                                                                 1,191,000
                                                              ------------

CABLE - 3.8%
Adelphia Communications Corp.,
  9.875% 03/01/07 (a)                               110,000        110,825
Charter Communications Holding LLC:
  stepped coupon,
  (9.920% 04/01/04)
  (d) 04/01/11                                      600,000        421,500
  10.000% 04/01/09                                  145,000        148,988
  10.750% 10/01/09                                  125,000        132,813
  11.125% 01/15/11                                  150,000        160,500
Comcast UK Cable Partners Ltd.,
  11.200% 11/15/07                                1,000,000        830,000
EchoStar DBS Corp.,
  9.250% 02/01/06                                   500,000        507,500
FrontierVision Holdings LP,
  stepped coupon,
  (11.875% 09/15/01)
  (d) 09/15/07                                       50,000         51,500
NTL, Inc.,
  11.875% 10/01/10                                  275,000        222,750
Northland Cable Television, Inc.,
  10.250% 11/15/07                                  375,000        262,500
Shop At Home, Inc.,
  11.000% 04/01/05                                  410,000        405,900
Telewest Communication PLC:
  11.250% 11/01/08                                   30,000         29,400
  11.000% 10/01/07                                  600,000        576,000
                                                              ------------
                                                                 3,860,176
                                                              ------------
COMMUNICATIONS - 2.2%
Canwest Media, Inc.,
  10.625% 05/15/11 (a)                              200,000        204,250
Call-Net Enterprises, Inc.:
  stepped coupon,
  (10.800% 05/15/04)
  (d) 05/15/09                                      185,000         33,300
  8.000% 08/15/08                                   105,000         28,350
  9.375% 05/15/09                                    70,000         21,000
  12.750% 12/15/07                                  100,000         51,000
Emmis Escrow Corp.,
  stepped coupon,
  (12.500% 03/15/06)
  (d) 03/15/11 (a)                                  280,000        163,800
Exodus Communications, Inc.:
  10.750% 12/15/09                                  370,000        236,800
  11.625% 07/15/10                                   95,000         63,175
Grupo Iusacell SA,
  14.250% 12/01/06                                  175,000        187,250
Spectrasite Holdings, Inc.:
  stepped coupon,
  (11.250% 04/15/04)
  (d) 04/15/09                                      625,000        321,875
  10.750% 03/15/10                                   60,000         54,600
  12.500% 11/15/10                                  320,000        318,400
Time Warner Telecom LLC,
  9.750% 07/15/08                                   275,000        264,688
United Pan-Europe Communications NV,
  11.500% 02/01/10                                  300,000        171,750
XM Satellite Radio, Inc.,
  14.000% 03/15/10                                  100,000         67,000
                                                              ------------
                                                                 2,187,238
                                                              ------------
ELECTRIC, GAS & SANITARY SERVICES - 0.2%
CMS Energy Corp.,
  9.875% 10/15/07                                   200,000        212,000
                                                              ------------
ELECTRIC SERVICES - 1.0%
AES Corp.:
  9.375% 09/15/10                                    50,000         51,500
  9.500% 06/01/09                                   460,000        472,650
AGCO Corp.,
  9.500% 05/01/08 (a)                               150,000        144,000
American Cellular Corp.,
  9.500% 10/15/09 (a)                               115,000        113,275
PSE&G Energy Holdings,
  8.625% 02/15/08 (a)                               225,000        222,565
                                                              ------------
                                                                 1,003,990
                                                              ------------
MOTOR FREIGHT & WAREHOUSING - 0.1%
MTL, Inc.,
  10.000% 06/15/06                                  250,000        137,500
                                                              ------------
SANITARY SERVICES - 0.6%
Allied Waste North America, Inc.,
  10.000% 08/01/09                                  560,000        578,200
                                                              ------------
TELECOMMUNICATION - 5.7%
AirGate PCS, Inc.,
  stepped coupon,
  (13.500% 10/01/04)
  (d) 10/01/09                                      336,000        210,000
Carrier1 International SA,
  13.250% 02/15/09                                  450,000        202,500
Crown Castle International Corp.:
  stepped coupon,
  (10.375% 05/15/04)
  (d) 05/15/11                                      360,000        255,600
  10.750% 08/01/11                                  100,000        104,000
FLAG Telecom Holdings Ltd.:
  11.625% 03/30/10                                  280,000        233,800
  11.625% 03/30/10                                  145,000        102,454
Global Crossing Ltd.,
  9.125% 11/15/06                                   375,000        350,625
Horizon PCS, Inc.,
  stepped coupon,
  (14.000% 10/01/05)
  (d) 10/01/10                                      220,000         92,400
Hyperion Telecommunications, Inc.,
  stepped coupon,
  (13.000% 04/15/01)
  (d) 04/15/03                                      150,000        114,000
Jazztel PLC:
  13.250% 12/15/09                                  150,000         67,273
  14.000% 07/15/10                                   90,000         41,887
KPNQwest NV,
  8.875% 02/01/08                                   350,000        270,996
Level 3 Communications, Inc.:
  10.750% 03/15/08                                  160,000         92,067
  11.000% 03/15/08                                  640,000        432,000
McLeodUSA, Inc.:
  stepped coupon,
  (10.500% 03/01/02)
  (d) 03/01/07                                      120,000         76,200
  11.375% 01/01/09                                  490,000        367,500
NEXTLINK Communications, Inc.,
  10.750% 06/01/09                                  300,000        135,000
Nextel Communications, Inc.,
  9.375% 11/15/09                                   100,000         80,500
Nextel International, Inc.,
  stepped coupon:
  (12.125% 04/15/03)
  (d) 04/15/08                                      175,000         63,000
  (13.000% 04/15/02)
  (d) 04/15/07                                      125,000         62,500
  12.750% 08/01/10                                  200,000        100,000
Nextel Partners, Inc.,
  11.000% 03/15/10                                  200,000        170,000
Ono Finance, PLC:
  14.000% 07/15/10 (a)                              600,000        441,716
  14.000% 02/15/11                                  160,000        148,800
RCN Corp.,
  stepped coupon,
  (11.125% 10/15/02)
  (d) 10/15/07                                      300,000        106,500
Rogers Cantel, Inc.,
  9.750% 06/01/16                                   460,000        455,400
Sprint Spectrum LP,
  stepped coupon,
  (12.500% 05/15/01)
  (d) 08/15/06                                      500,000        517,500
TeleCorp PCS, Inc.,
  stepped coupon,
  (11.625% 04/15/04)
  (d) 04/15/09                                      580,000        387,150
UbiquiTel Operating Co.,
  stepped coupon,
  (14.000% 04/15/05)
  (d) 04/15/10                                      150,000         66,000
Winstar Communications, Inc.,
  12.500% 04/15/08 (c)                              825,000         20,625
                                                              ------------
                                                                 5,767,993
                                                              ------------

TOTAL CORPORATE FIXED-INCOME
  BONDS & NOTES (cost of $45,853,524)                           37,454,317
                                                              ------------
U.S. GOVERNMENT & AGENCIES OBLIGATIONS - 26.6%
--------------------------------------------------------------------------
Federal National Mortgage Association:
  7.125% 03/15/07                                 1,000,000      1,075,620
  7.125% 02/15/05                                   107,000        113,705
                                                              ------------
                                                                 1,189,325
                                                              ------------
Government National Mortgage Association:
  9.000% 2016                                       729,551        765,794
  10.500% 2018-2020                                  78,203         86,487
  11.000% 2018-2019                                 524,452        583,778
                                                              ------------
                                                                 1,436,059
                                                              ------------

U.S. Treasury Bond:
  10.625% 08/15/15                                2,500,000      3,664,450
  10.750% 08/15/05                                  224,000        272,651
  11.625% 11/15/04                                8,000,000      9,716,240
  12.000% 08/15/13                                5,452,000      7,558,707
                                                              ------------
                                                                21,212,048
                                                              ------------
U.S. Treasury Notes:
  8.875% 02/15/19                                   672,000        890,192
  10.375% 11/15/12                                1,520,000      1,926,357
                                                              ------------
                                                                 2,816,549
                                                              ------------

TOTAL U.S. GOVERNMENT & AGENCIES OBLIGATIONS
  (cost of $26,464,900)                                         26,653,981
                                                              ------------
FOREIGN GOVERNMENT OBLIGATIONS - 26.3%
--------------------------------------------------------------------------
Government of Canada,
  10.000% 06/01/08                                  920,000        742,951
Government of France,
  8.500% 10/25/08                                 1,983,000      2,022,293
Government of Mexico,
  11.375% 09/15/16                                  908,000      1,085,060
Government of New Zealand:
  8.000% 04/15/04                                 2,015,000        859,825
  8.000% 11/15/06                                 2,200,000        958,042
Hellenic Republic,
  8.600% 03/26/08                                 1,909,501      1,913,777
Kingdom of Norway:
  6.750% 01/15/07                                 9,220,000        977,989
  9.500% 10/31/02                                10,970,000      1,202,313
Ministry Finance Russia,
  9.000% 03/25/04                                   450,000        190,348
Poland Government Bond:
  8.500% 10/12/04                                 5,100,000      1,092,994
  8.500% 06/12/05                                 3,200,000        672,944
Province of Ontario,
  9.000% 09/15/04                                   710,000        507,789
Republic of Argentina,
  11.000% 10/09/06                                  550,000        470,250
Republic of Brazil:
  11.000% 08/17/40                                  910,000        670,215
  12.000% 11/17/06                                  500,000        444,509
Republic of Bulgaria,
  6.313% 07/28/11                                 2,206,000      1,688,914
Republic of Columbia:
  9.750% 04/09/11                                   765,000        765,000
  11.250% 10/20/05                                  350,000        304,492
Republic of Panama:
  9.625% 02/11/11                                   365,000        372,665
  10.750% 05/15/20                                  990,000      1,029,600
Republic of South Africa:
  12.000% 02/28/05                                2,335,000        307,575
  13.000% 08/31/10                                3,915,000        538,140
Republic of Venezuela,
  9.250% 09/15/27                                 1,217,000        837,905
Russian Federation:
  5.000% 03/31/30                                 2,270,000        991,547
  11.000% 07/24/18                                1,505,000      1,179,619
  11.750% 06/10/03                                  955,000        968,466
Sweden Government Bonds,
  8.000% 08/15/07                                 7,600,000        810,662
United Kingdom Treasury:
  9.500% 04/18/05                                 1,010,000      1,636,058
  10.000% 09/08/03                                  410,000        638,811
United Mexican States,
  10.375% 01/29/03                                1,210,000        556,069
                                                              ------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
  (cost of $27,947,861)                                         26,436,822
                                                              ------------

TOTAL BONDS & NOTES
  (cost of $100,266,285)                                        90,545,120
                                                              ------------

PREFERRED STOCKS - 2.1%
                                                    SHARES
--------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.2%
DEPOSITORY INSTITUTIONS - 0.2%
Cal Fed Bancorp, Inc., 9.125%                         8,500        215,050
                                                              ------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 1.9%
BROADCASTING - 0.3%
Granite Broadcasting Corp., 12.750% PIK                 175         34,907
PriMedia Inc., 9.200%                                 3,000        249,000
                                                              ------------
                                                                   283,907
                                                              ------------
CABLE - 0.7%
CSC Holdings Limited, 11.125% PIK                     5,823        640,568
                                                              ------------
COMMUNICATIONS - 0.1%
Dobson Communication Corp., 12.250% PIK                 120        114,143
                                                              ------------
TELECOMMUNICATION - 0.8%
Nextel Communications, Inc.,
  11.125% PIK                                             9          5,162
  13.000% PIK                                         1,055        738,500
XO Communications, Inc.                                 739         88,696
                                                              ------------
                                                                   832,358
                                                              ------------

TOTAL PREFERRED STOCKS
  (cost of $3,078,160)                                           2,086,026
                                                              ------------

COMMON STOCKS - 0.3%
--------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.3%
MOTOR FREIGHT & WAREHOUSING - 0.0%
St. Johnsbury Trucking Co. (f)                       15,739            157
Sun Carriers, Inc. (f)                               65,200            (g)
                                                              ------------
                                                                       157
                                                              ------------

--------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.3%
AirGate PCS, Inc.                                       537         23,309
Price Communications Corp.                           12,287        227,064
Telus Corp., Non Voting Shares                            1             21
                                                              ------------
                                                                   250,394
                                                              ------------

TOTAL COMMON STOCKS
  (cost of $356,185)                                               250,551
                                                              ------------

WARRANTS (d) - 0.1%                                  UNITS
--------------------------------------------------------------------------
RETAIL TRADE - 0.1%
FOOD STORES - 0.1%
Pathmark Stores, Inc.,
  (expires 09/19/10)                                  4,407         35,476
                                                              ------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.0%
CABLE - 0.0%
Cable Satisfaction International, Inc.,
  (expires 03/01/05)                                    355            355
                                                              ------------
COMMUNICATIONS - 0.0%
UbiquiTel Operating Co.,
  (expires 04/15/10)                                    150          3,000
                                                              ------------
TELECOMMUNICATIONS - 0.0%
Carrier 1 International,
  (expires 02/19/09)                                    209          5,225
Horizon PCS Inc.,
  (expires 10/01/03) (a)                                220            440
Jazztel PLC,
  (expires 02/01/10)                                     90            152
MetroNet Communications Corp.,
  (expires 08/15/07) (a)                                250         20,448
XM Satellite Radio Holdings, Inc.,
  (expires 03/15/10) (a)                                100            300
                                                              ------------
                                                                    26,565
                                                              ------------

TOTAL WARRANTS
  (cost of $605,237)                                                65,396
                                                              ------------

SHORT-TERM OBLIGATIONS - 6.1%                          PAR
--------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd.,
  dated 05/31/01, due 06/01/01 at 4.030%,
  collateralized by U.S. Treasury bonds
  and/or notes with various maturities to
  2027, market value $6,269,117) (repurchase
  proceeds $6,148,688)                         $  6,148,000      6,148,000
                                                              ------------

TOTAL INVESTMENTS
  (cost of $110,453,867) (h)                                    99,095,093
                                                              ------------

FORWARD CURRENCY CONTRACTS (i) - 0.2%                              190,433
--------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET - 1.0%                           1,028,349
--------------------------------------------------------------------------
NET ASSETS - 100.0%                                           $100,313,875
                                                              ------------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------
(a) These securities are exempt from registration under Rule 144A of The Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2001, the value of these securities amounted to $3,666,193, which represents 3.7% of net assets.
(b) Zero coupon bond.
(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d) Currently zero coupon. Shown parenthetically is the next interest rate to be paid and the date the Trust will begin accruing this rate.
(e) Non-income producing.
(f) Represents fair value as determined in good faith under the direction of the Trustees.
(g) Rounds to less than one.
(h) Cost for federal income tax purposes is the same.
(i) As of May 31, 2001, the Trust had entered into the following forward currency exchange contracts.

                                                            NET UNREALIZED
                                                             APPRECIATION/
      CONTRACTS           IN EXCHANGE        SETTLEMENT      DEPRECIATION
     TO DELIVER               FOR               DATE            (U.S.$)
---------------------------------------------------------------------------
CD            885,000  US$     561,192        06/04/01         $(10,883)
CD            885,000  US$     571,454        08/07/01           (3,376)
EU            350,000  US$     305,897        08/16/01           10,105
EU          1,949,000  US$   1,714,845        08/21/01           67,836
EU            572,000  US$     503,360        08/22/01           19,997
EU          1,540,000  US$   1,324,400        08/27/01           23,143
KB            610,000  US$     871,196        06/04/01            5,301
KB            522,000  US$     744,061        06/11/01            4,138
KB            610,000  US$     864,157        08/06/01            1,183
NK         11,084,000  US$   1,215,178        06/11/01           34,882
SK          7,800,000  US$     761,570        08/21/01           38,107
                                                               --------
                                                               $190,433
                                                               --------
      ACRONYM                   NAME
-------------------  ---------------------------
        PIK                Payment-In-Kind

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
May 31, 2001 (Unaudited)

ASSETS
Investments, at value
    (cost of $110,453,867)                                   $ 99,095,093
Cash including foreign currencies (cost of $565,958)              565,899
Unrealized appreciation on forward currency contracts             190,433
Receivable for:
  Interest                                                      2,359,491
  Investments sold                                                752,708
  Foreign tax reclaims                                             22,370
Other assets                                                       12,740
                                                             ------------
  Total Assets                                                102,998,734
                                                             ------------

LIABILITIES
Payable for:
  Investments purchased                                         1,826,576
  Distributions                                                   762,902
  Management fee                                                   62,977
  Bookkeeping fee                                                   2,486
  Trustees' fee                                                     2,100
  Custody fee                                                       1,760
  Deferred Trustees' fee                                           10,479
Other liabilities                                                  15,579
                                                             ------------
  Total Liabilities                                             2,684,859
                                                             ------------

Net Assets at value for 11,009,000
  shares of beneficial interest
  outstanding                                                $100,313,875
                                                             ------------
Net asset value per share                                    $       9.11
                                                             ------------
COMPOSITION OF NET ASSETS
Paid in capital                                              $122,103,507
Overdistributed net investment income                          (1,127,460)
Accumulated net realized loss                                  (9,474,068)
Net unrealized appreciation/depreciation on:
  Investments                                                 (11,358,774)
  Foreign currency transactions                                   170,670
                                                             ------------

NET ASSETS                                                   $100,313,875
                                                             ------------

See notes to financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2001 (Unaudited)

INVESTMENT INCOME
Interest income                                              $  4,904,380
Dividend income                                                    58,528
                                                             ------------
  Total Investment Income (net of
    foreign taxes withheld of $18,103)                          4,962,908

EXPENSES
Management fee                                  $  384,616
Transfer agent fee                                  30,576
Bookkeeping fee                                     15,159
Trustees' fee                                        4,186
Custody fee                                         10,556
Other expenses                                      50,590
                                                -----------
  Total Expenses                                                  495,683
                                                             ------------
  Net Investment Income                                         4,467,225
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized loss on:
  Investments                                   (1,802,633)
  Foreign currency transactions                    (69,389)
                                                ----------
    Net realized loss                                         (1,872,022)
Net change in unrealized appreciation/
  depreciation on:
  Investments                                    1,643,520
  Foreign currency transactions                    215,435
                                                ----------

    Net change in unrealized appreciation/
      depreciation                                              1,858,955
                                                             ------------
Net Loss                                                          (13,067)
                                                             ------------
Increase in Net Assets from Operations                       $  4,454,158
                                                             ------------

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                           (UNAUDITED)
                                                         SIX MONTHS ENDED         YEAR ENDED
                                                              MAY 31,             NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS                              2001                   2000
-----------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                     $   4,467,225          $   9,817,906
Net realized loss on investments and foreign currency
   transactions                                              (1,872,022)            (6,741,691)
Net change in unrealized appreciation/depreciation on
  investments and foreign currency transactions               1,858,955             (5,656,997)
                                                          -------------          -------------
    Net Increase (Decrease) Resulting from Operations         4,454,158             (2,580,782)

DISTRIBUTIONS TO SHAREHOLDERS:
Distribution from net investment income                      (4,788,915)            (9,599,640)
Return of capital                                                  --                 (176,305)
                                                          -------------          -------------

    Total Distributions to Shareholders                      (4,788,915)            (9,775,945)
                                                          -------------          -------------
Total Decrease in Net Assets                                   (334,757)           (12,356,727)

NET ASSETS
Beginning of period                                         100,648,632            113,005,359
                                                          -------------          -------------

End of period (including overdistributed net investment
income of ($1,127,460) and ($805,770), respectively)      $ 100,313,875          $ 100,648,632
                                                          -------------          -------------

NUMBER OF TRUST SHARES
Outstanding at end of period                                 11,009,000             11,009,000
                                                          -------------          -------------

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
May 31, 2001 (Unaudited)

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION
Colonial InterMarket Income Trust I (the "Trust"), is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to maximize current income by diversifying investments primarily in U.S. and foreign government and lower-rated corporate debt securities. The Trust has authorized an unlimited number of shares of beneficial interest.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES
Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

Effective December 1, 2001, the Trust will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will be required to amortize premium and discount on all debt securities. Upon the effective date, this accounting principle change will not have an impact on total net assets but will result in a reclassification between cost of securities held and net unrealized appreciation/depreciation. The Trust currently has not determined the impact of the adoption of the new accounting policy.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS
Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Trust does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS
The Trust may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities.

The Trust may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Trust's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER
Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Trust becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

The Trust's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Trust. The Trust may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.75% annually of the Trust's average weekly net assets.

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $18,000 annually plus 0.0233% of the Trust's average net assets over $50 million.

OTHER
The Trust pays no compensation to its officers, all of whom are employees of the Advisor.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

NOTE 3. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the six months ended May 31, 2001, purchases and sales of investments, other than short-term obligations, were $35,194,893 and $36,431,203, respectively, of which $2,209,260 and $7,077,569, respectively, were U.S. government securities.

Unrealized appreciation (depreciation) at May 31, 2001, based on cost of investments for federal income tax purposes was:

    Gross unrealized appreciation                            $  1,753,806
    Gross unrealized depreciation                             (13,112,580)
                                                             ------------
        Net unrealized depreciation                          $(11,358,774)
                                                             ------------

CAPITAL LOSS CARRYFORWARDS
At November 30, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

        YEAR OF EXPIRATION            CAPITAL LOSS CARRYFORWARD
        ------------------            -------------------------
               2006                          $   58,000
               2007                           1,515,000
               2008                           5,857,000
                                             ----------
                                             $7,430,000
                                             ----------

Expired capital loss carryforwards, if any, are recorded as a reduction of paid in capital.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or the imposition of other foreign governmental laws or restrictions.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                               (UNAUDITED)
                               SIX MONTHS
                                  ENDED                                    YEAR ENDED NOVEMBER 30
                                 MAY 31,            --------------------------------------------------------------------------
                                  2001                2000             1999             1998             1997            1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD           $   9.14            $  10.26         $  11.13         $  11.45        $  11.52        $  11.27
                                --------            --------         --------         --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income               0.41                0.90(a)          0.91             0.94            0.91            1.00
Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions                     (0.00)(f)           (1.13)           (0.88)           (0.25)          (0.00)(f)        0.24
                                --------            --------         --------         --------        --------        --------
    Total from Investment
      Operations                    0.41               (0.23)            0.03             0.69            0.91            1.24
                                --------            --------         --------         --------        --------        --------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS
From net investment income         (0.44)              (0.87)           (0.90)           (0.93)          (0.98)          (0.99)
In excess of net
  investment income                  --                  --               --             (0.00)(f)         --              --
Return of capital                    --                (0.02)             --               --              --              --
From net realized gains              --                  --               --             (0.03)            --              --
In excess of net realized gains      --                  --               --             (0.05)            --              --
                                --------            --------         --------         --------        --------        --------
    Total Distributions
      Declared to Shareholders     (0.44)              (0.89)           (0.90)           (1.01)          (0.98)          (0.99)
                                --------            --------         --------         --------        --------        --------
NET ASSET VALUE, END OF PERIOD  $   9.11            $   9.14         $  10.26         $  11.13        $  11.45        $  11.52
                                --------            --------         --------         --------        --------        --------
Market price per share          $   8.75            $   7.94         $   8.31         $  10.56        $  10.94        $  10.63
                                --------            --------         --------         --------        --------        --------
Total return -- based on
  market value (b)(c)             15.70%(c)            6.08%         (13.51)%            6.26%          12.62%           8.30%
                                --------            --------         --------         --------        --------        --------
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                       0.97%(e)            0.94%            1.00%            0.93%           0.96%           0.95%
Net investment income (d)          8.71%(e)            9.08%            8.51%            8.22%           8.06%           8.33%
Portfolio turnover                   16%(c)              53%              52%              99%            154%            117%
Net assets at end of
  period (000)                 $100,314            $100,649         $113,005         $122,490        $126,011        $126,835

(a) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(b) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(c) Not annualized.
(d) The benefits derived from custody credits and directed brokerage had no impact.
(e) Annualized.
(f) Represents less than $0.01 per share.

--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN
--------------------------------------------------------------------------------

As a shareholder in the Fund you are eligible to participate in the Dividend Reinvestment Plan.

The Fund generally distributes net investment income monthly and capital gains annually. Under the Fund's Dividend Reinvestment Plan (the "Plan") all distributions will be reinvested automatically in additional shares of the Fund, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. However, if the market price of the shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All Plan accounts receive written confirmations of all transactions. Shares purchased under the Plan are held in uncertificated form. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

Fees and expenses of the Plan other than brokerage charges are incurred on shares issued directly by the Fund. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 30 days written notice to the Plan participants. All correspondence concerning the Plan should be directed to EquiServe Trust Company, the Plan agent, by mail at P.O. Box 8200, Boston, MA 02266-8200 or by phone at 1-800-426-5523.

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial InterMarket Income Trust I is:

EquiServe Trust Company
100 Federal Street
Boston, MA  02110
1-800-730-6001

The Colonial InterMarket Income Trust I mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial InterMarket Income Trust I.

TRUSTEES

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President and Director of Itek Corp.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

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                         COLONIAL INTERMARKET INCOME TRUST I   SEMIANNUAL REPORT
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                                                  198-03/196G-0501 (7/01)01/1269